Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2023	Feb. 28, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Accounts receivable	$ 753,463		$ 3,044,718		$ 1,290,312
Less: allowance for doubtful accounts	(74,860)		(163,479)		(80,979)
Accounts receivable, net	678,603		2,881,239		1,209,333
Accounts receivable, net	678,603		$ 2,881,239		$ 1,209,333
Theralink Technologies Inc [Member]
Accounts receivable	29,000			$ 35,957
Less: allowance for doubtful accounts	(14,000)	$ (3,828)		(3,832)
Accounts receivable, net	15,000			32,125
Accounts receivable, net	$ 15,000			$ 32,125